Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable, gross	$ 94,987	$ 48,568
Allowance for doubtful accounts	(3,351)	(1,418)	$ (1,174)	$ (2,414)
Accounts receivable, net	$ 91,636	$ 47,150